Interest expense and other financial income & expense (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of components of interest expense
Interest expense

($ millions)	2021	2020	2019
Interest expense on financial debts	(95)	(94)	(81)
Interest expense from discounting long-term liabilities	(12)	(17)	(21)
Interest expense on lease liabilities	(13)	(13)	(11)
Total interest expense	(120)	(124)	(113)

Disclosure of components of other financial income & expense
Other financial income & expense

($ millions)	2021	2020	2019
Interest income	3	6	8
Loss on extinguishment of financial debt	—	—	(4)
Other financial expense	(10)	(9)	(18)
Monetary loss from hyperinflation accounting	(6)	(4)	(2)
Currency result, net	(29)	(22)	(16)
Total other financial income & expense	(42)	(29)	(32)